Summary of Significant Accounting Policies - Certain Risks and Concentrations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Universal Service Fund Programs
Certain Risks and Concentrations
Net receivables	$ 125
Revenue benchmark | Customer concentration risk | Universal Service Fund Programs
Certain Risks and Concentrations
Concentration risk percentage	42.00%	39.00%